UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2015

Item 1. Report to Stockholders.

Annual Report

June 30, 2015

DSM	Large Cap Growth Fund
[DSMLX]
DSM	Global Growth Fund
[DSMGX]
DSM	Global Growth & Income Fund
[DSMYX]

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	6
Performance	7
Schedules of Investments	10
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes	21
Financial Highlights	24
Notes to Financial Statements	27
Report of Independent Registered Public Accounting Firm	37
Expense Example	38
Trustees and Executive Officers	40
Additional Information	43
Privacy Notice	Inside Back Cover

DSM Funds

Dear Shareholder:

DSM Large Cap Growth Fund

During the twelve-month period from July 1, 2014 through June 30, 2015 (the “Period”), the Fund’s total return increased 15.59%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth Total Return Index and the S&P 500, increased 10.56% and 7.42% respectively.

Performance Factors

At June 30, 2015, the majority of the portfolio was invested in the technology, health care and consumer discretionary sectors with smaller weightings in the financials, industrials, consumer staples and materials sectors.

The Fund’s outperformance versus the Russell 1000 Growth Total Return Index was primarily due to DSM’s selection of stocks and the Fund’s overweight in the health care sector.  The Fund’s underweight in energy versus the benchmark, as well as DSM’s stock selections in the consumer staples sector also benefitted performance.  The manager’s stock selections in the consumer discretionary sector detracted from performance in the Period.

The holdings which contributed most to the Fund’s performance during the Period were Celgene (specialty pharmaceuticals), Regeneron Pharmaceuticals (specialty pharmaceuticals), Monster Beverage (energy drinks and other alternative beverages), Starbucks (specialty coffee chain operator) and Tencent Holdings (instant messaging and electronic gaming).

The weakest contributors to the Fund’s performance during the Period were Wynn Resorts (operator of casino resorts in the US and Asia), Las Vegas Sands (operator of casino resorts in the US and Asia), Precision Castparts (aerospace metal component manufacturer), Airbus Group (aircraft manufacturer) and Baidu (Chinese Internet search).

DSM Global Growth Fund

During the twelve-month period from July 1, 2014 through June 30, 2015 (the “Period”), the Fund’s total return increased 8.52%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net (MSCI ACWI Net) increased 0.71%.

Performance Factors

At June 30, 2015, the majority of the portfolio was invested in the technology, health care, consumer discretionary and financials sectors with smaller weightings in the consumer staples, industrials and materials sectors.

DSM Funds

The Fund’s outperformance of the MSCI All Country World Index Net total return was primarily due to DSM’s selection of stocks in the health care sector, as well as the Fund’s overweight in health care and underweight in energy versus the benchmark.  DSM’s stock selections in the consumer discretionary sector detracted most from performance in the Period.

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals), Regeneron Pharmaceuticals (specialty pharmaceuticals), Monster Beverage (energy drinks), Tencent Holdings (instant messaging and electronic gaming platforms) and HDFC Bank (Indian private bank).

The holdings which contributed least to the Fund’s performance during the Period were Yandex (internet search in Russia), Wynn Macau (operator of casino resorts in Asia), Sands China (operator of casino resorts in Asia), Airbus Group (aircraft manufacturer) and Chow Tai Fook Jewellery Group (jewelry retailer in China).

DSM Global Growth & Income Fund

During the twelve-month period from July 1, 2014 through June 30, 2015 (the “Period”), the Fund’s total return increased 10.42%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net increased 0.71%.

Performance Factors

At June 30, 2015, the majority of the portfolio was invested in the financials, consumer discretionary, technology and health care sectors with a smaller weighting in the industrials sector.

The Fund’s outperformance of the MSCI All Country World Index Net total return was primarily due to DSM’s selection of stocks in the health care and energy sectors, as well as the Fund’s overweight in health care and underweight in energy versus the benchmark.  DSM’s stock selections in the consumer discretionary sector detracted most from performance in the Period.

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals), Monster Beverage (energy drinks), Regeneron Pharmaceuticals (specialty pharmaceuticals), ITV PLC (UK media company) and Biogen (specialty pharmaceuticals).

The holdings which contributed least to the Fund’s performance during the Period were Wynn Macau (operator of casino resorts in Asia), Sands China (operator of casino resorts in Asia), IGM Financial (financial services), Airbus Group (aircraft manufacturer) and SGS SA (industrial inspection and testing services).

DSM Funds

Economic and Market Outlook

DSM’s long-standing multi-year global economic outlook of stable 3% type growth remains unchanged, although recent events in China and Greece could move growth lower.  While we continue to believe the US economic outlook remains largely unchanged, economic risks globally have risen.  We believe the Greek economy is simply too small to significantly impact the world, or even the European economies, however, the ongoing bear market in Chinese equities may prove to be a more significant challenge globally.  The Chinese economy was already slowing, and the decline in Chinese equities may well have a negative impact on Asian economic growth.  We are “cautiously optimistic” that economic growth in China will remain in the 6% to 7% range, albeit now at the lower end of that projection.

The United Kingdom remains an economic bright spot.  Unemployment is falling, and the economy is growing, as has been the case in the United States.  The current government wants to create a lower tax, faster growth, higher income economy, with a smaller welfare state.  To bolster this trend, the current budget proposes treating pensions as tax-free savings accounts and increasing the dividend tax exemption, while reducing the corporate tax rate from 20% to 18% and raising the minimum wage to approximately $14 per hour.  On the other hand, the Bank of France recently maintained its forecast of fractional economic expansion as the French government pursues economic policies that are the exact opposite of the United Kingdom’s approach.

The recent decline in the Chinese equity markets may have a rollover impact on the global commodities markets, and perhaps the timing of the long awaited US Federal Reserve rate increase.  Lower growth, especially in China which is a huge buyer of raw materials, has created a sell-off in commodities that indicates global deflationary pressures may still exist.  The supply of many commodities remains ample, and the high profile oil market is no exception with US crude production reaching nearly five decade highs.  Unfortunately higher production means lower prices.  As crude prices decline, the financial stress on debt heavy crude producers throughout the world increases the risk of defaults on borrowings in that industry.  Unlike China, most emerging markets economies export commodities, and falling commodity prices can only slow their economic growth.  For the Federal Reserve, downside pressures to inflation, combined with slower economic growth, may well push back their first rate increase from September of this year to 2016.

The Yen has been stronger lately, perhaps as a result of issues in Europe and China.  However, government policy continues to evolve, making Japan a more investor-friendly nation.  Historically, the representatives of the trust banks, for the

DSM Funds

most part, attended a company’s annual meeting.  The actual shareholders were not invited to attend, thereby enabling management to sidestep the owners of the company, including activist shareholders.  Under the new rules, shareholders are now invited to attend the meetings providing an opportunity for increased investor pressure on management.  This change is consistent with the government’s new corporate governance rules, with their focus on financial returns and management accountability, which were implemented in the past year.

Portfolio Outlook

We have constructed the portfolios of the DSM Funds based on our view of slow growth in the US, faster growth in the emerging markets and fractional growth in Europe.  Our strategy continues to focus on investments in businesses that generate the majority of their weighted revenue in North America and emerging markets.  While many well-publicized geopolitical risks remain of concern to investors, the positive scenario of an improving and increasingly stable global financial system, low inflation, low energy prices, steady global economic growth, low interest rates and growing corporate earnings are positive variables that, while not headline-making news, continue to form the foundation of an upwardly-driven bull market.  More recently, the quantitative easing program undertaken by the European Central Bank, The Bank of Japan and the Bank of China may also prove to be supportive of global financial markets.

The DSM Funds continue to be focused on unique global businesses that have been identified, and are continuously subject to analysis, by our ten-member investment team.  We believe that the valuation of the portfolios continue to be attractive in the current slow growth economic environment and relative to the market.  Additionally, the portfolio holdings in each Fund remain characterized by strong balance sheets and significant free cash flow.

Sincerely,

Daniel Strickberger	Stephen Memishian

DSM Funds

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedules of Investments in this report for a full listing of the Funds’ holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  These risks are enhanced in emerging markets.  The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in small and mid-size companies involve additional risks such as limited liquidity and greater volatility than large cap stocks.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI ACWI Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI ACWI Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large + Mid+ Small Cap) and style segments.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund are distributed by Quasar Distributors, LLC.

DSM Funds

SECTOR ALLOCATION at June 30, 2015 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Information Technology	32.6%
Health Care	31.1%
Consumer Discretionary	21.0%
Financials	6.5%
Industrials	3.6%
Consumer Staples	2.7%
Materials	2.4%
Cash*	0.1%
Net Assets	100.0%

*  Represents short-term investments and other assets in excess of liabilities.

DSM Global Growth Fund

Sector Allocation	% of Net Assets

Information Technology	36.5%
Health Care	22.1%
Consumer Discretionary	15.8%
Financials	14.1%
Consumer Staples	6.3%
Industrials	3.5%
Materials	1.9%
Cash*	-0.2%
Net Assets	00.0%

*  Represents liabilities in excess of short-term investments and other assets.

DSM Global Growth & Income Fund

Sector Allocation	% of Net Assets

Financials	28.6%
Consumer Discretionary	26.3%
Information Technology	19.5%
Health Care	19.2%
Industrials	6.5%
Cash*	-0.1%
Net Assets	100.0%

*  Represents liabilities in excess of short-term investments and other assets.

DSM Large Cap Growth Fund

PERFORMANCE (Unaudited)

VALUE OF $100,000 VS. RUSSELL 1000® GROWTH TOTAL RETURN
INDEX AND S&P 500® TOTAL RETURN INDEX

Average Annual Total Returns
			Since Inception
	1 Year	5 Years	(8/28/09)
DSM Large Cap Growth Fund
(Institutional Class)	15.59%	19.20%	16.65%
Russell 1000® Growth Total Return Index	10.56%	18.59%	16.35%
S&P 500® Total Return Index	7.42%	17.34%	15.04%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500® Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot directly invest in these indices.

DSM Global Growth Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX NET

Average Annual Total Returns
		Since Inception
	1 Year	(3/28/12)
DSM Global Growth Fund
(Institutional Class)	8.52%	13.76%
MSCI All Country World Index Net	0.71%	9.96%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large & Mid & Small Cap) and style segments.  One cannot directly invest in this index.

DSM Global Growth & Income Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX NET

Average Annual Total Returns
		Since Inception
	1 Year	(11/12/13)
DSM Global Growth & Income Fund
(Institutional Class)	10.42%	10.75%
MSCI All Country World Index Net	0.71%	6.62%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large & Mid & Small Cap) and style segments.  One cannot directly invest in this index.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2015

Shares		Fair Value

COMMON STOCKS: 99.9%

Beverages: 2.7%
39,425	Monster Beverage
	Corp.*	$5,283,739
Biotechnology: 16.3%
46,875	Alexion
	Pharmaceuticals,
	Inc.*	8,473,594
21,725	Biogen, Inc.*	8,775,596
83,900	Celgene Corp.*	9,710,167
9,725	Regeneron
	Pharmaceuticals,
	Inc.*	4,961,014
		31,920,371
Capital Markets: 6.5%
30,300	Affiliated Managers
	Group, Inc.*	6,623,580
162,675	Invesco, Ltd.	6,098,686
		12,722,266
Chemicals: 2.5%
45,375	Monsanto Co.	4,836,521

Health Care Equipment
& Supplies: 2.9%
116,625	Abbott Laboratories	5,723,955

Health Care Technology: 4.1%
72,400	Cerner Corp.*	4,999,944
97,800	IMS Health
	Holdings, Inc.*	2,997,570
		7,997,514
Hotels, Restaurants & Leisure: 6.2%
65,950	Royal Caribbean
	Cruises, Ltd.	5,189,606
129,900	Starbucks Corp.	6,964,588
		12,154,194
Internet & Catalog Retail: 4.4%
7,425	Priceline
	Group, Inc.*	8,548,922
Internet Software & Services: 16.2%
85,275	Alibaba Group
	Holding, Ltd. –
	ADR*	7,015,574
96,575	Facebook, Inc. –
	Class A*	8,282,755
11,700	Google, Inc. –
	Class A*	6,318,468
2,983	Google, Inc. –
	Class C*	1,552,681
434,350	Tencent Holdings,
	Ltd. – ADR	8,708,718
		31,878,196
IT Services: 11.2%
138,375	Cognizant Technology
	Solutions Corp. –
	Class A*	8,453,329
65,375	MasterCard, Inc. –
	Class A	6,111,255
111,450	Visa, Inc. – Class A	7,483,867
		22,048,451
Media: 5.1%
83,400	Comcast Corp. –
	Class A	5,015,676
56,700	Time Warner, Inc.	4,956,147
		9,971,823
Multiline Retail: 5.3%
56,400	Dollar General Corp.	4,384,536
77,200	Dollar Tree, Inc.*	6,098,028
		10,482,564
Pharmaceuticals: 7.8%
29,575	Allergan PLC*	8,974,829
26,075	Shire PLC – ADR	6,296,852
		15,271,681
Professional Services: 3.6%
115,850	Nielsen NV	5,186,605
26,775	Verisk Analytics, Inc.*	1,948,149
		7,134,754

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Continued)

Shares		Fair Value

COMMON STOCKS: 99.9% (Continued)

Semiconductors & Semiconductor
Equipment: 2.4%
47,450	NXP
	Semiconductors
	NV*	$4,659,590
Technology Hardware, Storage
& Peripherals: 2.7%
42,050	Apple, Inc.	5,274,121
TOTAL COMMON STOCKS
(Cost $155,000,426)		195,908,662

SHORT-TERM INVESTMENTS: 0.0%
72	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.02%1	72
TOTAL SHORT-TERM INVESTMENTS
(Cost $72)		72
TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $155,000,498)		195,908,734
Other Assets in Excess
of Liabilities: 0.1%		175,748
TOTAL NET ASSETS: 100.0%		$196,084,482

ADR American Depositary Receipt
PLC Public Limited Company
*	Non-income producing security.
1	Annualized seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2015

Shares		Fair Value

COMMON STOCKS: 100.2%

Banks: 7.1%
11,600	DBS Group
	Holdings, Ltd.	$178,196
4,120	HDFC Bank,
	Ltd. – ADR	249,384
		427,580
Beverages: 2.3%
1,025	Monster Beverage
	Corp.*	137,370

Biotechnology: 12.3%
980	Alexion
	Pharmaceuticals, Inc.*	177,154
539	Biogen, Inc.*	217,724
2,205	Celgene Corp.*	255,196
187	Regeneron
	Pharmaceuticals, Inc.*	95,394
		745,468
Capital Markets: 7.0%
5,085	CI Financial Corp.	136,794
3,490	Invesco, Ltd.	130,840
2,805	Julius Baer Group, Ltd.	157,359
		424,993
Chemicals: 1.9%
1,095	Monsanto Co.	116,716

Food & Staples Retailing: 3.1%
68,500	CP ALL PCL	93,800
2,200	Seven & i Holdings
	Co., Ltd.	94,554
		188,354
Food Products: 0.9%
11,000	China Mengniu
	Dairy Co. Ltd.	54,847

Hotels, Restaurants & Leisure: 2.2%
1,650	Royal Caribbean
	Cruises, Ltd.	129,839

Household Durables: 0.9%
21,000	Haier Electronics
	Group Co., Ltd.	56,621

Internet & Catalog Retail: 3.1%
165	Priceline Group, Inc.*	189,976

Internet Software & Services: 16.8%
2,465	Alibaba Group
	Holding, Ltd. – ADR*	202,796
2,280	Autohome, Inc. – ADR*	115,231
1,350	Facebook, Inc. –
	Class A*	115,783
304	Google, Inc. – Class A*	164,172
73	Google, Inc. – Class C*	37,997
142	NAVER Corp.	80,710
14,825	Tencent Holdings, Ltd.	295,867
		1,012,556
IT Services: 11.6%
2,920	Cap Gemini SA	258,379
3,135	Cognizant Technology
	Solutions Corp. –
	Class A*	191,517
970	MasterCard, Inc. –
	Class A	90,676
2,410	Visa, Inc. – Class A	161,831
		702,403
Media: 4.5%
1,980	Comcast Corp. –
	Class A	119,077
36,725	ITV PLC	151,934
		271,011
Multiline Retail: 3.3%
1,810	Dollar Tree, Inc.*	142,972
8,060	SACI Falabella	56,315
		199,287
Pharmaceuticals: 9.8%
615	Allergan PLC*	186,628
2,975	Shire PLC	238,163
2,315	UCB SA	166,183
		590,974
Professional Services: 3.5%
1,130	DKSH Holding AG, Ltd.	81,703
2,830	Nielsen NV	126,699
		208,402

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Continued)

Shares		Fair Value

COMMON STOCKS: 100.2% (Continued)

Semiconductors & Semiconductor
Equipment: 3.9%
5,195	ARM Holdings PLC	$84,646
1,510	NXP Semiconductors
	NV*	148,282
		232,928
Software: 1.8%
1,385	Check Point Software
	Technologies, Ltd.*	110,177
Technology Hardware,
Storage & Peripherals: 2.4%
1,155	Apple, Inc.	144,866

Textiles, Apparel & Luxury Goods: 1.8%
1,400	adidas AG	107,148
TOTAL COMMON STOCKS
(Cost $5,465,479)		6,051,516
SHORT-TERM INVESTMENTS: 0.9%
52,355	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.02%1	52,355
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,355)		52,355
TOTAL INVESTMENTS
IN SECURITIES: 101.1%
(Cost $5,517,834)		6,103,871
Liabilities in Excess of
Other Assets: (1.1)%		(63,879)
TOTAL NET ASSETS: 100.0%		$6,039,992

ADR American Depositary Receipt
PLC Public Limited Company
*	Non-income producing security.
1	Annualized seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	49.4%
China	11.1
France	4.3
India	4.1
Switzerland	4.0
Ireland	3.9
United Kingdom	3.9
Singapore	2.9
Belgium	2.8
Netherlands	2.5
Canada	2.3
Israel	1.8
Germany	1.8
Japan	1.6
Thailand	1.6
South Korea	1.3
Hong Kong	0.9
Chile	0.9
Liabilities in excess of other assets	(1.1)
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2015

Shares		Fair Value

COMMON STOCKS: 100.1%

Banks: 5.1%
16,800	DBS Group
	Holdings, Ltd.	$258,078
Biotechnology: 10.7%
1,015	Alexion
	Pharmaceuticals, Inc.*	183,482
444	Biogen, Inc.*	179,349
1,515	Celgene Corp.*	175,338
		538,169
Capital Markets: 18.2%
8,930	CI Financial Corp.	240,231
6,830	Invesco, Ltd.	256,057
4,235	Julius Baer Group, Ltd.	237,580
2,355	Northern Trust Corp.	180,063
		913,931
Health Care Equipment
& Supplies: 4.7%
4,815	Abbott Laboratories	236,320

Hotels, Restaurants & Leisure: 2.3%
1,440	Royal Caribbean
	Cruises, Ltd.	113,313
Insurance: 5.3%
56,950	AMP, Ltd.	264,518

Internet & Catalog Retail: 3.5%
154	Priceline Group, Inc.*	177,311

Internet Software & Services: 6.0%
174	Google, Inc. – Class A*	93,967
10,400	Tencent Holdings, Ltd.	207,556
		301,523
IT Services: 10.7%
3,025	Cap Gemini SA	267,670
2,555	Cognizant Technology
	Solutions Corp. –
	Class A*	156,085
1,190	MasterCard, Inc. –
	Class A	111,241
		534,996
Media: 10.2%
2,655	Comcast Corp. –
	Class A	159,672
59,365	ITV PLC	245,597
1,205	Time Warner, Inc.	105,329
		510,598
Multiline Retail: 7.7%
1,320	Dollar General Corp.	102,617
1,310	Dollar Tree, Inc.*	103,477
1,535	Next PLC	179,683
		385,777
Pharmaceuticals: 3.7%
615	Allergan PLC*	186,628

Professional Services: 6.5%
1,435	DKSH Holding
	AG, Ltd.	103,755
4,950	Nielsen NV	221,612
		325,367
Technology Hardware, Storage
& Peripherals: 2.9%
1,150	Apple, Inc.	144,239

Textiles, Apparel
& Luxury Goods: 2.6%
1,705	adidas AG	130,491
TOTAL COMMON STOCKS
(Cost $4,599,897)		5,021,259

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Continued)

Shares	Fair Value

SHORT-TERM INVESTMENTS: 0.5%
27,373	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.02%1	$27,373
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,373)	27,373
TOTAL INVESTMENTS
IN SECURITIES: 100.6%
(Cost $4,627,270)	5,048,632
Liabilities in Excess
of Other Assets: (0.6)%	(28,115)
TOTAL NET ASSETS: 100.0%	$5,020,517

PLC Public Limited Company
*	Non-income producing security.
1	Annualized seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2015 (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	58.1%
United Kingdom	8.5
Switzerland	6.8
France	5.3
Australia	5.3
Singapore	5.1
Canada	4.8
China	4.1
Germany	2.6
Liabilities in excess of other assets	(0.6)
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2015

	DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
ASSETS:
Investments in securities, at value
(Cost $155,000,498, $5,517,834
and $4,627,270, respectively)	$195,908,734	$6,103,871	$5,048,632
Receivables:
Dividends and interest receivable	71,761	6,927	6,546
Due from adviser	—	12,040	11,930
Investments sold	341,199	—	—
Fund shares sold	9,964	—	—
Prepaid expenses and other assets	9,696	11,373	8,109
Total assets	196,341,354	6,134,211	5,075,217

LIABILITIES:
Payables:
Investment securities purchased	—	31,217	—
Investment advisory fees, net	102,286	—	—
Shareholder servicing fees	18,362	600	360
Printing and mailing fees	21,363	1,613	590
Administration fees	32,522	13,623	13,280
Audit fees	21,600	21,600	21,600
Fund accounting fees	15,436	6,994	6,571
Transfer agent fees	7,876	5,207	5,203
Registration fees	2,964	72	30
Custody fees	4,199	3,381	2,217
Chief Compliance Officer fees	2,250	2,625	2,625
Fund Shares purchased	19,977	—	—
Foreign currency due to
custodian (cost $4,604)	—	4,600	—
Trustee fees	2,746	1,957	1,957
Other accrued expenses	5,291	730	267
Total liabilities	256,872	94,219	54,700
NET ASSETS	$196,084,482	$6,039,992	$5,020,517

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2015 (Continued)

	DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$146,028,277	$5,016,067	$4,410,229
Accumulated undistributed
net investment income	—	—	25,419
Accumulated net realized
gain on investments	9,147,969	437,989	163,947
Net unrealized appreciation
of investments	40,908,236	585,936	420,922
Net assets	$196,084,482	$6,039,992	$5,020,517
Net Asset Value (unlimited
shares authorized):
Net assets	$196,084,482	$6,039,992	$5,020,517
Shares of beneficial interest
issued and outstanding	5,911,071	305,836	286,422
Net asset value, offering and
redemption price per share	$33.17	$19.75	$17.53

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Year Ended June 30, 2015

	DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
INVESTMENT INCOME:
Income:
Dividends (net of foreign
withholding tax of $10,328,
$3,235 and $4,285, respectively)	$1,186,430	$57,841	$83,846
Interest	407	2	9
Total investment income	1,186,837	57,843	83,855

Expenses:
Investment advisory fees	1,271,422	47,265	42,761
Administration fees	123,757	54,052	52,753
Shareholder servicing fees	60,525	77	—
Fund accounting fees	58,844	28,360	26,641
Registration fees	41,944	19,891	18,377
Transfer agent fees	31,611	20,792	20,811
Printing and mailing fees	22,477	1,638	1,496
Miscellaneous expenses	16,740	4,423	3,659
Audit fees	21,600	21,600	21,600
Custodian fees	22,327	17,776	14,874
Chief Compliance Officer fees	9,000	10,500	10,500
Trustees fees	9,515	6,983	6,976
Interest expense	5,351	—	—
Legal fees	2,594	2,979	3,110
Insurance fees	2,447	2,324	2,324
Total expenses	1,700,154	238,660	225,882
Less: Expenses waived or reimbursed	(89,686)	(175,640)	(173,619)
Net expenses	1,610,468	63,020	52,263
Net Investment income/(loss)	(423,631)	(5,177)	31,592

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain on
investments and foreign currency	11,034,771	537,436	167,308
Net change in unrealized appreication/
(depreciation) of investments
and foreign currency	13,784,166	(116,939)	274,734
Net realized and unrealized gain
on investments	24,818,937	420,497	442,042
Net increase in net assets
resulting from operations	$24,395,306	$415,320	$473,634

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(423,631)	$(48,237)
Net realized gain on investments
and foreign currency	11,034,771	6,724,505
Net change in unrealized appreciation
of investments and foreign currency	13,784,166	16,818,595
Net increase in net assets
resulting from operations	24,395,306	23,494,863

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(111,466)
From net realized gain on investments	(5,389,687)	(2,466,714)
Total distributions to shareholders	(5,389,687)	(2,578,180)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	24,509,659	53,070,380
Total increase in net assets	43,515,278	73,987,063

NET ASSETS
Beginning of year	152,569,204	78,582,141
End of year	$196,084,482	$152,569,204
Accumulated undistributed
net investment income	$—	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2015		June 30, 2014
	Shares	Value	Shares	Value
Shares sold	1,993,560	$63,986,503	2,189,678	$61,406,839
Reinvested dividends	166,337	5,040,016	83,087	2,324,786
Shares redeemed*	(1,390,888)	(44,516,860)	(370,598)	(10,661,245)
	769,009	$24,509,659	1,902,167	$53,070,380
Beginning Shares	5,142,062		3,239,895
Ending Shares	5,911,071		5,142,062

* Net of redemption fee of $0 and $178.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(5,177)	$15,213
Net realized gain on investments and
foreign currency	537,436	461,852
Net change in unrealized appreciation/
(depreciation) of investments and
foreign currency	(116,939)	417,813
Net increase in net assets
resulting from operations	415,320	894,878

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(14,659)	—
From net realized gain on investments	(492,079)	(126,959)
Total distributions to shareholders	(506,738)	(126,959)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	1,116,730	1,130,086
Total increase in net assets	1,025,312	1,898,005

NET ASSETS
Beginning of year	5,014,680	3,116,675
End of year	$6,039,992	$5,014,680
Accumulated undistributed
net investment income	$—	$14,659

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2015		June 30, 2014
	Shares	Value	Shares	Value
Shares sold	30,313	$609,993	52,584	$1,044,924
Reinvested dividends	28,027	506,737	6,700	126,959
Shares redeemed	—	—	(2,088)	(41,797)
	58,340	$1,116,730	57,196	$1,130,086
Beginning Shares	247,496		190,300
Ending Shares	305,836		247,496

DSM Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014*
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$31,592	$42,570
Net realized gain/(loss) on investments and
foreign currency	167,308	(4,263)
Net change in unrealized appreciation of
investments and foreign currency	274,734	146,188
Net increase in net assets
resulting from operations	473,634	184,495

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(46,108)	(939)
From net realized gain on investments	(794)	—
Total distributions to shareholders	(46,902)	(939)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	255,747	4,154,482
Total increase in net assets	682,479	4,338,038

NET ASSETS
Beginning of period	4,338,038	—
End of period	$5,020,517	$4,338,038
Accumulated undistributed
net investment income	$25,419	$41,484

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	June 30, 2015		June 30, 2014*
	Shares	Value	Shares	Amount
Shares sold	13,140	$209,993	270,372	$4,153,650
Reinvested dividends	2,856	45,754	61	939
Shares redeemed	—	—	(7)	(107)
	15,996	$255,747	270,426	$4,154,482
Beginning Shares	270,426		—
Ending Shares	286,422		270,426

* Fund commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

Institutional Class

	Year Ended June 30,
	2015	2014	2013	2012	2011
Net asset value at
beginning of year	$29.67	$24.25	$20.81	$20.53	$15.32

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/(loss)1	(0.08)	(0.01)	0.07	(0.04)	(0.05)
Net realized and unrealized
gain on investments	4.61	6.08	3.37	1.15	5.34
Total from investment operations	4.53	6.07	3.44	1.11	5.29

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net
investment income	—	(0.03)	—	—	—
Distributions from net
realized gain	(1.03)	(0.62)	—	(0.83)	(0.08)
Total distributions	(1.03)	(0.65)	—	(0.83)	(0.08)
Proceeds from redemption
fees collected	—	0.00 *	—	—	0.00 *
Net asset value, end of year	$33.17	$29.67	$24.25	$20.81	$20.53
Total Return	15.59%	25.19%	16.53%	6.07%	34.52%

SUPPLEMENTAL DATA
Net assets at end
of year (000,000’s)	$196.1	$152.6	$78.6	$29.9	$26.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.00%	1.07%	1.23%	1.66%	1.84%
Expenses after fees waived2	0.95%	0.95%	0.95%	1.08%	1.10%

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(0.30)%	(0.16)%	0.02%	(0.80)%	(1.01)%
After fees waived	(0.25)%	(0.04)%	0.30%	(0.22)%	(0.27)%
Portfolio turnover rate	80%	56%	71%	59%	77%

*	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class
				Period Ended
	Year Ended June 30,			June 30,
	2015	2014	2013	2012*
Net asset value at beginning of year/period	$20.26	$16.38	$14.00	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/(loss)1	(0.02)	0.07	0.03	0.01
Net realized and unrealized gain/(loss)
on investments	1.56	4.48	2.39	(1.01)
Total from investment operations	1.54	4.55	2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net investment income	(0.06)	—	(0.04)	—
Distributions from realized gains	(1.99)	(0.67)	—	—
Total distributions	(2.05)	(0.67)	(0.04)	—
Net asset value, end of year/period	$19.75	$20.26	$16.38	$14.00
Total Return	8.52%	28.04%	17.33%	(6.67	)%2

SUPPLEMENTAL DATA
Net assets at end of year/period (000,000’s)	$6.0	$5.0	$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.54%	5.92%	7.46%	18.41	%3
Expenses after fees waived	1.20%	1.20%	1.20%	1.20	%3

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.44)%	(4.35)%	(6.07)%	(16.95	)%3
After fees waived	(0.10)%	0.37%	0.19%	0.26	%3
Portfolio turnover rate	91%	82%	114%	9	%2

*	Fund commenced operations on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class
	Year		Period
	Ended		Ended
	June 30,		June 30,
	2015		2014*
Net asset value at beginning of year/period	$16.04		$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income1	0.11		0.17
Net realized and unrealized gain on investments	1.54		0.87
Total from investment operations	1.65		1.04

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net investment income	(0.16)		(0.00	)4
From net realized gain on investments	(0.00	)4	—
Total distributions to shareholders	(0.16)		(0.00	)4
Net asset value, end of year/period	$17.53		$16.04
Total Return	10.42%		6.97	%2

SUPPLEMENTAL DATA
Net assets at end of year/period (000,000’s)	$5.0		$4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.75%		5.82	%3
Expenses after fees waived	1.10%		1.10	%3

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(2.99)%		(2.96	)%3
After fees waived	0.66%		1.76	%3
Portfolio turnover rate	113%		51	%2

*	Fund commenced operations on November 12, 2013.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund, collectively (the “Funds”), are non-diversified series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Fund commenced operations on August 28, 2009, March 28, 2012 and November 12, 2013, respectively.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The DSM Large Cap Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Global Growth & Income Fund’s investment objective is to seek long term capital appreciation and current income.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies, including emerging markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

valued at the last sale price in the over the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.

Depositary receipts with low trading volume may be valued based on their underlying security.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015.

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stock	$195,908,662	$—	$—	$195,908,662
Short-Term
Investments	72	—	—	72
Total Investments
in Securities	$195,908,734	$—	$—	$195,908,734

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2015 for the DSM Large Cap Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stock	$6,051,516	$—	$—	$6,051,516
Short-Term
Investments	52,355	—	—	52,355
Total Investments
in Securities	$6,103,871	$—	$—	$6,103,871

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2015 for the DSM Global Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global Growth
& Income Fund
Common Stock	$5,021,259	$—	$—	$5,021,259
Short-Term
Investments	27,373	—	—	27,373
Total Investments
in Securities	$5,048,632	$—	$—	$5,048,632

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2015 for the DSM Global Growth & Income Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate foreign exchange gains and losses attributable to investment securities and other assets and liabilities denominated in foreign currencies.  Such gains and losses are included with the net realized and unrealized gain or loss from investments and foreign currency.

C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  As of June 30, 2015, none of the Funds had post-October losses.  None of the Funds deferred, on a tax basis, post-December late year losses.  At June 30, 2015, none of the Funds had short-term or long-term capital loss carry forwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2012-2014 or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

J.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets related to permanent differences be reclassified between financial and tax reporting.  These reclassifications are due to foreign currency transactions and utilization of net operating losses and have no effect on net assets or net asset value per share.  For the fiscal year ended June 30, 2015, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain/(loss)
DSM Large Cap Growth Fund	$423,631	$(423,631)
DSM Global Growth Fund	5,177	(5,177)
DSM Global Growth & Income Fund	(1,549)	1,549

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

“Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth, 0.90% for DSM Global Growth and 0.90% for DSM Global Growth & Income, based upon the average daily net assets of the Funds.  For the year ended June 30, 2015, the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds incurred $1,271,422, $47,265 and $42,761 in advisory fees, respectively.

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds’ annual ratios of expenses to 0.95%, 1.20% and 1.10%, respectively, of their average daily net assets.  The contract terms are indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by each Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense reimbursement relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At June 30, 2015, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds that may be recouped was $371,656, $545,219 and $287,957, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2016	2017	2018
DSM Large Cap Growth Fund	$138,797	$143,173	$89,686
DSM Global Growth Fund	174,576	195,003	175,640
DSM Global Growth
& Income Fund	—	114,338	173,619

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.

The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Services for the year ended June 30, 2015, are disclosed on the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2015, are summarized below:

Fund	Purchases	Sales
DSM Large Cap Growth Fund	$154,527,776	$134,318,372
DSM Global Growth Fund	5,448,805	4,834,914
DSM Global Growth & Income Fund	5,555,174	5,331,434

There were no purchases or sales of U.S. Government obligations for the year ended June 30, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended June 30, 2015, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$2,747,100	$144,602	$46,902
Long-term capital gain	2,642,587	362,136	—
	$5,389,687	$506,738	$46,902

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

The tax character of distributions paid during the year ended June 30, 2014, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$1,359,855	$62,579	$939
Long-term capital gain	1,218,325	64,380	—
	$2,578,180	$126,959	$939

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	DSM	DSM	DSM
	Large	Global	Global Growth
	Cap Growth	Growth	& Income
Cost of investments	$155,291,533	$5,518,794	$4,627,973
Gross tax unrealized
appreciation	42,447,890	724,622	493,439
Gross tax unrealized
depreciation	(1,830,689)	(139,545)	(72,780)
Net tax unrealized
appreciation/
(depreciation)	40,617,201	585,077	420,659
Undistributed
ordinary income	3,166,845	24,355	147,937
Undistributed
long-term capital gains	6,272,159	414,594	42,132
Total distributable
earnings	9,439,004	438,949	190,069
Other accumulated
gain (loss)	—	(101)	(440)
Total accumulated
gain (loss)	$50,056,205	$1,023,925	$610,288

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the timing difference related to wash sales.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2015 (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the DSM Large Cap Growth and DSM Global Growth Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available was $7,000,000 for the DSM Large Cap Growth Fund and $300,000 for DSM Global Growth Fund.  Advances are not collateralized by a first lien against the Funds’ assets.  During the year ended June 30, 2015, the average interest rate on the credit facility was 3.25% (prime rate) for each Fund.  During the year ended June 30, 2015, the average outstanding daily balance for the DSM Large Cap Growth Fund was $140,622 and interest expense amounted to $5,351.  The DSM Global Growth Fund did not utilize its line of credit during the year ended June 30, 2015.  There is no credit line in place for the DSM Global Growth & Income Fund.

DSM Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DSM Capital Funds and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund (collectively the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of June 30, 2015, the related statements of operations for the year then ended, and with respect to the DSM Large Cap Growth Fund, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, with respect to the DSM Global Growth Fund, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of three years in the period then ended, and for the period March 28, 2012 (commencement of operations) to June 30, 2012, and with respect to DSM Global Growth & Income Fund, the statements of changes in net assets and the financial highlights for the year then ended and for the period November 12, 2013 (commencement of operations) until June 30, 2014. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund  as of June 30, 2015, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 27, 2015

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2015 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund and/or DSM Global Growth & Income Fund, collectively (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15) for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2015 (Unaudited) (Continued)

paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/15	6/30/15	1/1/15 – 6/30/15*
Actual	$1,000.00	$1,064.50	$4.86
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.08	$4.76

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/15	6/30/15	1/1/15 – 6/30/15*
Actual	$1,000.00	$1,071.00	$6.16
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.84	$6.01

DSM Global Growth & Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/15	6/30/15	1/1/15 – 6/30/15*
Actual	$1,000.00	$1,063.10	$5.63
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.34	$5.51

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund.  The annualized expense ratios for the period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund were 0.95%, 1.20% and 1.10%, respectively.  The dollar amounts shown as expenses paid are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director,
(born 1943)	and	Term;	Talon Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(business consulting);		Inc.
Fund Services, LLC		May 1991.	formerly, Executive
2020 E. Financial Way			Vice President and
Suite 100			Chief Operating
Glendora, CA 91741			Officer, Integrated
Asset Management
(investment advisor and
manager) and formerly,
President, Value Line, Inc.
(investment advisory and
financial publishing firm).
Wallace L. Cook	Trustee	Indefinite	Investment	3	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	3	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Funds since 2013;		Direxion Funds,
Fund Services, LLC		September	formerly, Senior Vice		Direxion ETF
2020 E. Financial Way		2011.	President and Chief		Trust, and
Suite 100			Financial Officer (and		Direxion
Glendora, CA 91741			other positions), U.S.		Variable
			Bancorp Fund Services,		Trust.
LLC 1997-2013.

Carl A. Froebel	Trustee	Indefinite	Formerly President	3	None.
(born 1938)		Term;	and Founder, National
c/o U.S. Bancorp		Since	Investor Data Services,
Fund Services, LLC		May 1991.	Inc. (investment related
2020 E. Financial Way			computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	3	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers
Fund Services, LLC		May 1991.	President, Investment		Funds; Trustee,
2020 E. Financial Way			Company Administration,		Managers
Suite 100			LLC (mutual fund		AMG Funds,
Glendora, CA 91741			administrator).		Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust
Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March 2013.	Officer, U.S. Bancorp
2020 E. Financial Way	Secretary	Indefinite	Fund Services, LLC,
Suite 100		Term;	since July 2007.
Glendora, CA 91741		Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April 2013.	LLC, since
615 East Michigan St.			April 2005
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance Officer,
Fund Services, LLC		July 2011.	(and other positions)
615 East Michigan St.	Anti-	Indefinite	U.S. Bancorp Fund
Milwaukee, WI 53202	Money	Term;	Services, LLC
	Laundering	Since	since August 2004.
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

DSM Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DSM Large Cap Growth Fund	30.08%
DSM Global Growth Fund	23.13%
DSM Global Growth & Income Fund	94.70%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2015, was as follows:

DSM Large Cap Growth Fund	23.08%
DSM Global Growth Fund	9.28%
DSM Global Growth & Income Fund	29.46%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

DSM Large Cap Growth Fund	100.00%
DSM Global Growth Fund	89.86%
DSM Global Growth & Income Fund	1.69%

For the year ended June 30, 2015, DSM Global Growth Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Gross Dividend	Taxes Withheld
Country	Per Share	Per Share
Australia	0.0307	0.0000
Bermuda	0.0142	0.0000
Canada	0.0304	0.0046
France	0.0209	0.0031
United Kingdom	0.0627	0.0063
Hong Kong	0.0053	0.0000
Ireland	0.0003	0.0000
Cayman Islands	0.0233	0.0000
Liberia	0.0013	0.0000
Netherlands	0.0233	0.0010
Singapore	0.0066	0.0000
United States	0.0203	0.0000

DSM Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (877) 862-9555.  The Funds disclose their quarter-end portfolio holdings on their website at www.dsmfunds.com within 60 business days after the quarter-end.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (877) 862-9555 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 862-9555.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.dsmfunds.com.

DSM Funds

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NY  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Global Growth & Income Fund
Symbol – DSMYX
CUSIP – 74316J383

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DSM Large Cap Growth Fund

	FYE 6/30/2015	FYE 6/30/2014
Audit Fees	$19,000	$18,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

DSM Global Growth Fund

	FYE 6/30/2015	FYE 6/30/2014
Audit Fees	$19,000	$18,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

DSM Global Growth & Income Fund

	FYE 6/30/2015	FYE 6/30/2014
Audit Fees	$19,000	$18,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2015	FYE 6/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2015	FYE 6/30/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Elaine E. Richards
Elaine E. Richards, President

Date    September 3, 2015

By (Signature and Title)                      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     September 4, 2015

* Print the name and title of each signing officer under his or her signature.